ORIX Corporation Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Class of Stock [Line Items]
Dividends to be distributed to shareholders	¥ 64,405
Declared date of dividends to be distributed to shareholders	2024-05
Record date of dividends to be distributed to shareholders	Mar. 31, 2024
Amount available for dividends under the Japanese Companies Act	¥ 881,265
Equity in undistributed earnings of the companies accounted for by the equity method	36,774	¥ 22,081	¥ 24,565
Restricted net assets of certain subsidiaries include regulatory capital requirements for banking and life insurance operations	14,822
Retained Earnings
Class of Stock [Line Items]
Equity in undistributed earnings of the companies accounted for by the equity method	¥ 110,586